Equity (Details) - Schedule of Warrant Activities - $ / shares		6 Months Ended
	Sep. 30, 2022	Mar. 31, 2023
Schedule Of Warrant Activities Abstract
Ordinary shares number Outstanding, Warrants Outstanding as opening balance (in Shares)	2,012,819
Weighted Average Exercise Price, Warrants Outstanding as opening balance	$ 4.81
Contractual Life in Year, Warrants Outstanding as opening balance	8 months 1 day
Intrinsic Value, Warrants Outstanding as opening balance
Ordinary shares number Outstanding, Warrants Exercisable as opening balance (in Shares)		2,012,819
Weighted Average Exercise Price, Warrants Exercisable as opening balance		$ 4.81
Contractual Life in Year, Warrants Exercisable as opening balance		8 months 1 day
Intrinsic Value, Warrants Exercisable as opening balance
Ordinary shares number Outstanding, Warrants granted (in Shares)
Weighted Average Exercise Price, Warrants granted
Contractual Life in Year, Warrants granted
Intrinsic Value, Warrants granted
Ordinary shares number Outstanding, Warrants exercises (in Shares)		(331,808)
Weighted Average Exercise Price, Warrants exercises		$ 4.68
Contractual Life in Year, Warrants exercises
Intrinsic Value, Warrants exercises
Ordinary shares number Outstanding, Warrants expired (in Shares)
Weighted Average Exercise Price, Warrants expired
Contractual Life in Year, Warrants expired
Intrinsic Value, Warrants expired
Ordinary shares number Outstanding, Warrants Outstanding as ending balance (in Shares)		1,681,011
Weighted Average Exercise Price, Warrants Outstanding as ending balance		$ 4.83
Contractual Life in Year, Warrants Outstanding as ending balance		2 months 1 day
Intrinsic Value, Warrants Outstanding as ending balance
Ordinary shares number Outstanding, Warrants Exercisable as ending balance (in Shares)	2,012,819	1,681,011
Weighted Average Exercise Price, Warrants Exercisable as ending balance	$ 4.81	$ 4.83
Contractual Life in Year, Warrants Exercisable as ending balance		2 months 1 day
Intrinsic Value, Warrants Exercisable as ending balance